Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Directors’ remuneration	405	560
— short-term employee benefits	405	425
— share-based payments	—	135
Other members of key management’s remuneration	841	1,802
— short-term employee benefits	645	874
— share-based payments	196	928
Total	1,246	2,362

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Income from technical support services from Lightmap Ltd to Castcrown Ltd	—	119
	—	119

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Castcrown Ltd	198	62
MX Capital Ltd	795	271
	993	333

	June 30,	December 31,
	2023	2022
Receivable from Castcrown Ltd to Lightmap Ltd	—	123
Receivable from Castcrown Ltd to Nexters Studio Armenia LLC	—	134
	—	257

	June 30, 2023	December 31, 2022
Loan to Castcrown Ltd - net	—	—
Loan to MX Capital Ltd - net	—	3,317
	—	3,317

	2022	2021	2020
Directors’ remuneration	1,153	902	338
-short-term employee benefits	944	870	338
-share-based payments	209	32	—
Other members of key management’s remuneration	2,080	2,834	219
-short-term employee benefits	817	1,395	219
-share-based payments	1,263	1,439	—
Total	3,233	3,736	557

	2022	2021	2020
Income from technical support services from Lightmap Ltd to Castcrown Ltd	314	—	—
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	519	—	—
	833	—	—

	2022	2021	2020
Castcrown Ltd	325	—	—
MX Capital Ltd	1,079	—	—
	1,404	—	—

	December 31,	December 31,
	2022	2021
Receivable from Castcrown Ltd to Lightmap Ltd	123	—
Receivable from Castcrown Ltd to Nexters Armenia LLC	134	—
	257	—

	December 31,	December 31,
	2022	2021
Loan to Castcrown Ltd - net (Note 17)	—	—
Loan to MX Capital Ltd - net (Note 17)	3,317	—
	3,317	—